Subsequent Events (Details) - Subsequent Event [Member]	Jan. 14, 2022 USD ($) $ / shares shares
Subsequent Events (Details) [Line Items]
Additional offering cost | $	$ 125,227
Over-Allotment Option [Member]
Subsequent Events (Details) [Line Items]
Additional units | shares	227,686
Gross proceeds | $	$ 2,276,860
Founder shares | shares	224,328
Private Placement [Member]
Subsequent Events (Details) [Line Items]
Additional units | shares	4,554
Gross proceeds | $	$ 45,540
Additional units price per share | $ / shares	$ 10